GOODWILL (Details) - Ador Inc. - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2016
GOODWILL
Net working capital	$ 44
Goodwill acquired during the year	690
Other intangible assets	$ 266
Changes to carrying amount of goodwill		$ 0